UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/11

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus
New York Tax Exempt
Bond Fund, Inc.

ANNUAL REPORT May 31, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
29	Statement of Assets and Liabilities
30	Statement of Operations
31	Statement of Changes in Net Assets
32	Financial Highlights
33	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Important Tax Information
43	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus New York
Tax Exempt Bond Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York Tax Exempt Bond Fund, Inc., covering the 12-month period from June 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the second half of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters. The municipal bond market produced mildly positive total returns, on average, in this choppy economic environment. Although municipal bonds were undermined over much of the reporting period as credit concerns intensified and supply-and-demand dynamics changed, bond prices rebounded in the spring when investors delayed their expectations of rising short-term interest rates.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2010, through May 31, 2011, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended May 31, 2011, Dreyfus NewYork Tax Exempt Bond Fund achieved a total return of 2.15%.1 The Barclays Capital Municipal Bond Index (the “Index”), a broadly diversified index comprising municipal bonds issued in states from across the nation, the fund’s benchmark, achieved a total return of 3.18% for the same period.2

Municipal bonds encountered heightened volatility during the final quarter of 2010 before rebounding in 2011 when a reduced supply of newly issued bonds was met by robust investor demand. The fund lagged the Index as some non-New York benchmark components fared better than New York’s municipal securities. In addition, the fund’s holdings of tobacco-related bonds and Puerto Rico bonds detracted from its relative performance.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, NewYork state and NewYork city income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity. The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Municipal Bonds Rebounded from Volatility

Municipal bonds produced generally attractive total returns early in the reporting period amid robust investor demand for a limited supply of newly issued securities. However, the market encountered heightened volatility over the final months of 2010 as the U.S. economic recovery appeared to gain traction, inflation fears intensified and long-term interest rates climbed. In addition, it became clearer toward the end of 2010 that the federally subsidized Build America Bonds program would be allowed to expire at the end of the year. Investors sold longer-maturity bonds in November and December in anticipation of a surge in the supply at year-end of newly issued securities as states and municipalities rushed to lock in federal subsidies.

The national and NewYork municipal bond markets stabilized over the first five months of 2011, when the supply of newly issued securities declined sharply due to the surge in issuance at the end of 2010 and efforts among state and local governments to rein in spending and borrowing.

Although revenues have increased for most states over the past year, tax receipts generally have remained below their pre-recession levels while costs have moved higher, particularly those related to pensions and health care benefits for public-sector retirees. Fear of potential municipal defaults—which we considered overblown—caused investors to become more averse to the credit risks that lower-rated bonds typically entail. New York successfully addressed its budget deficit primarily through cost-cutting measures.The state enacted its budget on schedule for the first time in several years.

Security Selections Dampened Relative Performance

The fund produced a positive total return during a turbulent reporting period, but its relative results were undermined by modestly overweighted exposure to bonds backed by the state’s settlement of litigation with U.S. tobacco companies. Bonds issued by Puerto Rico also proved to be a drag on relative performance.

On a more positive note, the fund benefited from a slightly long average duration, which magnified the effects of market rallies. Relatively heavy exposure to revenue bonds also bolstered returns, especially among bonds backed by revenues from transportation infrastructure, water and sewer facilities and special tax districts. Underweighted exposure to traditionally defensive escrowed bonds also buoyed the fund’s relative performance.

Weathering a Period of Transition

We have been encouraged by the municipal bond market’s resilience. Although we expect additional bouts of market volatility over the near term as investors react to macroeconomic developments and the supply of newly issued bonds increases, we remain optimistic over the longer term. Once the transition to a more ample supply of tax-exempt securities is complete, in our view, demand seems likely to stay robust as investors respond to higher state taxes and possible federal tax increases down the road.

June 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund	5

Comparison of change in value of $10,000 investment in Dreyfus New York Tax Exempt Bond Fund, Inc. and the Barclays Capital Municipal Bond Index

Average Annual Total Returns as of 5/31/11
	1 Year	5 Years	10 Years
Fund	2.15%	4.13%	4.23%
Barclays Capital Municipal Bond Index	3.18%	4.78%	5.02%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus NewYork Tax Exempt Bond Fund, Inc. on
5/31/01 to a $10,000 investment made in the Barclays Capital Municipal Bond Index (the “Index”) on that date.
All dividends and capital gain distributions are reinvested.
The fund invests primarily in NewYork municipal securities and its performance shown in the line graph above takes into account fees and expenses.The Index is not limited to investments principally in NewYork municipal obligations.
The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork Tax Exempt Bond Fund, Inc. from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011

Expenses paid per $1,000†	$ 3.72
Ending value (after expenses)	$1,014.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011

Expenses paid per $1,000†	$ 3.73
Ending value (after expenses)	$1,021.24

† Expenses are equal to the fund’s annualized expense ratio of .74%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
May 31, 2011

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.0%	Rate (%)	Date	Amount ($)	Value ($)
New York—90.5%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000	2,081,620
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	5,050,000	4,783,461
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/32	13,025,000	11,709,605
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	20,000,000 [a,b]	21,464,600
Buffalo,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/12	1,800,000	1,832,868
Buffalo,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	12/1/14	2,820,000	2,871,747
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
National Public Finance
Guarantee Corp.)	4.50	9/1/18	1,110,000	1,226,039
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,162,007
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,226,740
Erie County,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	4/1/18	2,000,000	2,155,620

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	5,000,000	5,189,750
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,845,599
JPMorgan Chase Putters/Drivers
Trust (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	8,000,000 [a,b]	8,274,160
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,000,000	7,690,060
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,130,200
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	12/1/14	16,000,000	18,404,640
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/25	23,765,000	24,713,461
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/25	10,000,000	10,428,400
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.50	11/15/30	10,325,000	11,023,073
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/24	7,500,000	7,762,950
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	3,505,000	3,640,959

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	6,680,000	6,924,154
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/29	17,300,000	17,456,219
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/35	10,000,000	9,812,900
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/36	10,000,000	10,111,500
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	12,750,000	12,844,860
New York City,
GO	5.80	8/1/11	190,000	190,842
New York City,
GO	5.25	10/15/19	1,875,000	2,042,644
New York City,
GO	5.00	11/1/19	9,000,000	9,913,860
New York City,
GO	5.00	4/1/20	3,500,000	3,860,710
New York City,
GO	5.00	8/1/20	2,000,000	2,208,380
New York City,
GO	5.25	10/15/22	2,000,000	2,142,600
New York City
GO	5.50	6/1/23	25,000	26,656
New York City,
GO	5.00	8/1/27	8,825,000	9,484,316
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	2,950,000	3,105,347
New York City,
GO (Insured; AMBAC)
(Prerefunded)	5.75	8/1/12	2,050,000 [c]	2,181,630
New York City,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	10/15/19	1,450,000	1,577,151

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	10,665,000		11,775,440
New York City,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	5/15/14	335,000	[c]	380,470
New York City,
GO (Prerefunded)	5.50	6/1/13	100,000	[c]	110,090
New York City,
GO (Prerefunded)	5.25	10/15/13	3,125,000	[c]	3,475,844
New York City Educational
Construction Fund, Revenue	6.50	4/1/26	4,220,000		4,998,759
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/30	10,000,000		9,987,200
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.00	7/1/12	1,460,000		1,534,080
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.25	7/1/15	1,640,000		1,823,877
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.00	7/1/27	1,000,000		1,027,590
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	5,850,000		5,423,476
New York City Industrial Development
Agency, Liberty Revenue
(7 World Trade Center Project)	6.25	3/1/15	1,750,000		1,757,665

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	10,511,752
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	5,850,000	6,053,463
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,000,000	2,205,360
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,830,000	3,035,458
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	23,000,000	24,508,340
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/39	10,000,000	10,022,300
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	10,000,000	10,463,300
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	11,025,000	11,773,046
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,684,764
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000	20,340,260

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/15/24	10,000,000		10,557,300
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/27	10,000,000		10,368,600
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/23	10,000,000		10,881,800
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	0/14.00	11/1/29	9,000,000	[d]	8,969,220
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	14,890,000		16,385,403
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	5,000,000		5,209,850
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000		3,710,728
New York Counties Tobacco
Trust IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000		295,756
New York State Dormitory Authority,
Consolidated Revenue (City
University System) (Insured; FGIC)	5.63	7/1/16	9,120,000		10,129,858
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.75	5/15/14	3,715,000		4,029,178
New York State Dormitory
Authority, LR (Municipal
Health Facilities Improvement
Program) (New York City Issue)	5.00	1/15/25	10,000,000		10,408,000
New York State Dormitory
Authority, LR (State University
Educational Facilities) (Insured;
FGIC) (Prerefunded)	5.50	7/1/11	9,000,000	[c]	9,039,960

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Mortgage Hospital
Revenue (Hospital for Special
Surgery) (Collateralized; FHA)	6.25	8/15/34	4,010,000	4,564,864
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	1,425,000	1,483,354
New York State Dormitory
Authority, Revenue
(Barnard College)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/37	11,000,000	10,896,600
New York State Dormitory
Authority, Revenue
(Carmel Richmond
Nursing Home) (LOC;
Allied Irish Banks)	5.00	7/1/15	2,000,000	2,002,200
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/19	15,000,000	17,257,800
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/20	5,000,000	5,737,650
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/21	10,000,000	11,412,900
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/23	10,255,000	11,474,627
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/37	6,035,000	6,296,617
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,755,000	4,069,969

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		4,895,941
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000		1,469,038
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000		2,638,396
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/20	3,000,000		3,580,500
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	0.00	7/1/28	18,335,000	[e]	9,383,120
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	30,000		32,254
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	6.75	2/15/23	5,700,000		6,767,382
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	2/15/21	10,150,000		10,729,666
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Prerefunded)	5.25	2/15/14	2,305,000	[c]	2,578,304

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	6,488,272
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	8,395,000	8,560,465
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	9,000,000	9,525,690
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/27	5,045,000	5,090,859
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.50	7/15/11	1,350,000 [c]	1,358,802
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000	1,540,161
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	2,006,591
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,185,780
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,446,699
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	33,625,000	38,918,584

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	10,289,900
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	1,500,000	1,542,015
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.63	7/1/26	3,500,000	3,588,585
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/18	3,280,000	3,388,765
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	4,500,000	4,519,845
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.75	5/1/37	7,880,000	8,070,617
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/13	2,625,000	2,761,763
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000	2,365,800
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	7,500,000	7,009,500
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,064,080

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,927,442
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.25	7/1/29	11,000,000	12,167,980
New York State Dormitory
Authority, Revenue (Saint
Barnabas Hospital)
(Insured; AMBAC)	5.25	8/1/15	2,135,000	2,205,348
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/15/16	5,000,000	5,915,350
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/13	2,500,000	2,617,725
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/13	10,125,000	10,693,519
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/13	11,010,000	11,485,081
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	6,825,000	7,571,109
New York State Dormitory
Authority, Revenue
(Teachers College)	5.00	3/1/24	3,250,000	3,494,367

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory Authority,
Revenue (The Bronx-Lebanon
Hospital Center) (LOC; TD Bank)	6.50	8/15/30	5,000,000		5,501,100
New York State Dormitory Authority,
Revenue (The New School)	5.25	7/1/30	5,000,000		5,121,300
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	16,000,000		16,509,120
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000		2,161,940
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital Association)	5.50	7/1/32	1,000,000		993,780
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(Education) (Prerefunded)	5.00	3/15/13	4,600,000	[c]	4,962,204
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(Education) (Prerefunded)	5.05	3/15/13	500,000	[c]	539,815
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(Education) (Prerefunded)	5.38	3/15/13	5,000,000	[c]	5,427,050
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.25	2/15/22	10,000,000		11,477,200
New York State Energy Research and
Development Authority, PCR
(Central Hudson Gas and
Electric Corporation Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000		9,006,660
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000		1,031,470

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,571,850
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	10,000,000	10,240,300
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/15/20	1,270,000	1,407,884
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	2,005,000	2,010,213
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	195,000	204,025
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	7,980,000	7,980,239
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/33	8,250,000	8,414,670
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	3,500,000	3,781,960
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,282,300
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	11,148,500
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	17,500,000	19,110,525
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	15,035,000	16,002,202
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,559,750

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000	13,985,618
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,865,178
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/20	10,000,000	11,376,400
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.70	4/1/20	20,000,000	23,639,200
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	2,500,000	2,538,550
Niagara Falls City School
District, COP (High School
Facility) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/19	3,250,000	3,443,147
Niagara Falls City School
District, COP (High School
Facility) (Insured; National
Public Finance Guarantee Corp.)	5.63	6/15/13	2,045,000	2,259,929
Orange County Industrial
Development Agency, Life Care
Community Revenue (The Glen
Arden, Inc. Project)	5.70	1/1/28	4,600,000	3,462,052
Port Authority of New York and
New Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	16,991,250
Port Authority of New York and
New Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,615,500
Port Authority of New York and
New Jersey (Consolidated Bonds,
152nd Series)	5.00	11/1/28	8,000,000	8,029,840

The Fund	21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Port Authority of New York and
New Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	10,000,000	10,298,500
Port Authority of New York and
New Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	5,000,000	5,033,100
Port Authority of New York and
New Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/13	6,000,000	6,269,940
Port Authority of New York and
New Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/14	10,000,000	10,515,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechnic Institute Project)	5.00	3/1/36	15,055,000	15,022,030
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	5,500,000	5,676,055
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/15/18	20,000,000	22,389,600
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/24	10,000,000	10,875,400
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s
Ferry Project)	5.00	11/1/12	1,455,000	1,508,180

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s
Ferry Project)	5.00	11/1/13	1,000,000		1,051,280
Suffolk Tobacco Asset Securitization
Corporation, Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000		9,977,240
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue
Bonds (State Contingency
Contract Secured)	5.50	6/1/20	10,755,000		11,454,935
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	5,000,000		5,284,200
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.38	1/1/16	7,500,000	[c]	8,894,100
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	10,540,000	[c]	13,469,804
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	1,500,000		1,606,575
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/28	5,000,000		5,294,700
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	6,900,000		7,114,314
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.13	1/1/14	3,000,000	[c]	3,349,500
Troy Capital Resource Corporation,
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/30	4,000,000		4,021,760

The Fund	23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	4,500,000	3,890,430
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	11,730,000	7,875,405
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	1,390,000	1,326,769
U.S. Related—8.5%
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,325,000	3,436,454
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	1,000,000	1,005,390
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	4,500,000	3,973,860
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	9,500,000	9,893,205
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/15	3,000,000	3,295,530
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	10,000,000	9,924,500
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	10,000,000	9,458,800
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	5,000,000	4,899,450

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000 [e]	8,225,545
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000	5,615,610
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	10,000,000	10,031,300
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000	4,884,400
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	4,882,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	5,000,000	5,148,650
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,500,000	5,820,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	13,000,000	13,353,080
University of Puerto Rico,
University System Revenue	5.00	6/1/30	10,000,000	9,215,900
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts
Taxes Loan Note)	6.38	10/1/19	1,000,000	1,007,270
Total Long-Term
Municipal Investments
(cost $1,291,154,497)				1,331,374,573

The Fund	25

STATEMENT OF INVESTMENTS (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.8%	Rate (%)	Date	Amount ($)		Value ($)
New York;
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; State Street
Bank and Trust Co.)	0.10	6/1/11	1,800,000	[f]	1,800,000
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.75	6/1/11	600,000	[f]	600,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.10	6/1/11	300,000	[f]	300,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	6/1/11	1,100,000	[f]	1,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.13	6/1/11	5,200,000	[f]	5,200,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.13	6/1/11	1,700,000	[f]	1,700,000
Total Short-Term Municipal Investments
(cost $10,700,000)					10,700,000

Total Investments (cost $1,301,854,497)			99.8%		1,342,074,573
Cash and Receivables (Net)			.2%		3,026,393
Net Assets			100.0%		1,345,100,966

a Collateral for floating rate borrowings.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2011, these securities were valued at $29,738,760 or 2.2% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Variable rate demand note—rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	27

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	35.7
AA		Aa		AA	30.6
A		A		A	20.5
BBB		Baa		BBB	10.3
BB		Ba		BB	1.2
B		B		B	.5
F1		MIG1/P1		SP1/A1	.1
Not Rated[g]		Not Rated[g]		Not Rated[g]	1.1
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,301,854,497	1,342,074,573
Interest receivable		20,069,054
Receivable for shares of Common Stock subscribed		87,244
Prepaid expenses		24,556
		1,362,255,427
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		836,089
Cash overdraft due to Custodian		1,115,296
Payable for floating rate notes issued—Note 4		14,000,000
Payable for shares of Common Stock redeemed		965,925
Interest and expense payable related to
floating rate notes issued—Note 4		36,234
Accrued expenses		200,917
		17,154,461
Net Assets ($)		1,345,100,966
Composition of Net Assets ($):
Paid-in capital		1,311,435,567
Accumulated net realized gain (loss) on investments		(6,554,677)
Accumulated net unrealized appreciation
(depreciation) on investments		40,220,076
Net Assets ($)		1,345,100,966
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		92,332,783
Net Asset Value, offering and redemption price per share ($)		14.57

See notes to financial statements.

The Fund	29

STATEMENT OF OPERATIONS
Year Ended May 31, 2011

Investment Income ($):
Interest Income	64,600,386
Expenses:
Management fee—Note 3(a)	8,284,761
Shareholder servicing costs—Note 3(b)	1,294,497
Directors’ fees and expenses—Note 3(c)	170,664
Interest and expense related to floating rate notes issued—Note 4	119,859
Custodian fees—Note 3(b)	88,763
Professional fees	83,456
Prospectus and shareholders’ reports	30,186
Registration fees	27,775
Loan commitment fees—Note 2	23,511
Interest expense—Note 2	47
Miscellaneous	67,060
Total Expenses	10,190,579
Less—reduction in fees due to earnings credits—Note 3(b)	(2,021)
Net Expenses	10,188,558
Investment Income—Net	54,411,828
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,500,749)
Net unrealized appreciation (depreciation) on investments	(24,531,087)
Net Realized and Unrealized Gain (Loss) on Investments	(27,031,836)
Net Increase in Net Assets Resulting from Operations	27,379,992

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2011	2010
Operations ($):
Investment income—net	54,411,828	55,553,631
Net realized gain (loss) on investments	(2,500,749)	1,501,644
Net unrealized appreciation
(depreciation) on investments	(24,531,087)	62,156,228
Net Increase (Decrease) in Net Assets
Resulting from Operations	27,379,992	119,211,503
Dividends to Shareholders from ($):
Investment income—net	(54,762,761)	(55,317,696)
Capital Stock Transactions ($):
Net proceeds from shares sold	78,123,340	81,492,265
Dividends reinvested	41,269,153	41,476,134
Cost of shares redeemed	(176,916,895)	(128,440,114)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(57,524,402)	(5,471,715)
Total Increase (Decrease) in Net Assets	(84,907,171)	58,422,092
Net Assets ($):
Beginning of Period	1,430,008,137	1,371,586,045
End of Period	1,345,100,966	1,430,008,137
Undistributed investment income—net	—	444,065
Capital Share Transactions (Shares):
Shares sold	5,335,140	5,602,882
Shares issued for dividends reinvested	2,822,260	2,849,808
Shares redeemed	(12,164,487)	(8,830,029)
Net Increase (Decrease) in Shares Outstanding	(4,007,087)	(377,339)

See notes to financial statements.

The Fund	31

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended May 31,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	14.84	14.18	14.44	14.64	14.58
Investment Operations:
Investment income—net[a]	.58	.58	.58	.57	.58
Net realized and unrealized
gain (loss) on investments	(.27)	.65	(.25)	(.17)	.07
Total from Investment Operations	.31	1.23	.33	.40	.65
Distributions:
Dividends from
investment income—net	(.58)	(.57)	(.57)	(.57)	(.58)
Dividends from net realized
gain on investments	—	—	(.02)	(.03)	(.01)
Total Distributions	(.58)	(.57)	(.59)	(.60)	(.59)
Net asset value, end of period	14.57	14.84	14.18	14.44	14.64
Total Return (%)	2.15	8.86	2.48	2.82	4.47
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74	.73	.76	.78	.81
Ratio of net expenses
to average net assets	.74	.73	.75	.78	.80
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.01	.01	.02	.06	.09
Ratio of net investment income
to average net assets	3.94	3.97	4.15	3.97	3.92
Portfolio Turnover Rate	8.75	11.35	16.88	42.55	30.27
Net Assets, end of period
($ x 1,000)	1,345,101	1,430,008	1,371,586	1,465,596	1,241,717

a Based on average shares outstanding at each month end.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus NewYorkTax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal, NewYork state and NewYork city income taxes as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,342,074,573	—	1,342,074,573

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at May 31, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended May 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $302,457, accumulated capital losses $3,044,703 and unrealized appreciation $38,927,341. In addition, the fund had $2,217,239 of capital losses realized after October 31, 2010, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2011. If not applied, $2,771,501 of the carryover expires in fiscal 2018 and $273,202 expires in fiscal 2019.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2011 and May 31, 2010 were as follows: tax exempt income $54,707,407 and $55,317,696 and ordinary income $55,354 and $0, respectively.

During the period ended May 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $93,132, increased

The Fund	37

NOTES TO FINANCIAL STATEMENTS (continued)

accumulated net realized gain (loss) on investments by $28,368 and increased paid-in capital by $64,764. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2011, was approximately $3,300 with a related weighted average annualized interest rate of $1.44%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any fiscal year the aggregate expenses of the fund (exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager or the Manager will bear, such excess expense. During the period ended May 31, 2011, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder

accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2011, the fund was charged $745,008 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $359,274 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $35,424 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2,021.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $88,763 pursuant to the custody agreement.

During the period ended May 31, 2011, the fund was charged $6,387 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management

The Fund	39

NOTES TO FINANCIAL STATEMENTS (continued)

fees $683,967, shareholder service plan fees $61,000, custodian fees $36,108, chief compliance officer fees $3,006 and transfer agency per account fees $52,008.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2011, amounted to $119,303,535 and $189,993,768, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2011, was approximately $13,333,300, with a related weighted average annualized interest rate of .90%.

At May 31, 2011, the cost of investments for federal income tax purposes was $1,289,147,232; accordingly, accumulated net unrealized appreciation on investments was $38,927,341, consisting of $58,239,923 gross unrealized appreciation and $19,312,582 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus New York Tax Exempt Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus New York Tax Exempt Bond Fund, Inc., including the statement of investments, as of May 31, 2011 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Bond Fund, Inc. at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 26, 2011

The Fund	41

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended May 31, 2011 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are New York residents, New York State and New York City personal income taxes), except $55,354 that is being designated as an ordinary income distribution for reporting purposes.Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2011 calendar year on Form 1099-DIV and their portion of the fund’s exempt-interest dividends paid for the 2011 calendar year on Form 1099-INT, both of which will be mailed in early 2012.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (67)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 170
———————
David W. Burke (75)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 84
———————
William Hodding Carter III (76)
Board Member (2006)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
• President and Chief Executive Officer of the John S. and James L. Knight Foundation (1998-2006)
No. of Portfolios for which Board Member Serves: 29
———————
Gordon J. Davis (69)
Board Member (1995)
Principal Occupation During Past 5Years:
• Partner in the law firm of Dewey & LeBoeuf LLP
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 45

The Fund	43

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Joni Evans (69)
Board Member (1985)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
• Senior Vice President of the William Morris Agency (1994-2006)
No. of Portfolios for which Board Member Serves: 29
———————
Ehud Houminer (70)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 64
———————
Richard C. Leone (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
Other Public Company Board Memberships During Past 5Years:
• Partnership for a Secure America, Director
No. of Portfolios for which Board Member Serves: 29
———————
Hans C. Mautner (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-2010)
No. of Portfolios for which Board Member Serves: 29

Robin A. Melvin (47)
Board Member (2006)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-present)
• SeniorVice President, Mentor, a national non-profit youth mentoring organization (1992-2005)
No. of Portfolios for which Board Member Serves: 56
———————
Burton N. Wallack (60)
Board Member (1991)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 29
———————
John E. Zuccotti (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Emeritus Chairman of the Real Estate Board of New York
Other Public Company Board Memberships During Past 5Years:
• Emigrant Savings Bank, Director (2004-present)
• Doris Duke Charitable Foundation,Trustee (2006-present)
No. of Portfolios for which Board Member Serves: 29
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member

The Fund	45

OFFICERS OF THE FUND (Unaudited)

The Fund	47

OFFICERS OF THE FUND (Unaudited) (continued)

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $44,719 in 2010 and $30,312 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,382 in 2010 and $6,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were  $0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,184 in 2010 and $4,020 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2010 and $892 in 2011. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $28,017,293 in 2010 and $19,526,919 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	July 25, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)